Quarterly Holdings Report
for

Strategic Advisers® Fidelity® Emerging Markets Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

August 31, 2019

STE-QTLY-1019
1.9890710.100

Schedule of Investments August 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 45.8%
	Shares	Value
COMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 0.5%
China Unicom Ltd.	684,000	$679,540
HKBN Ltd.	170,500	305,479
HKT Trust/HKT Ltd. unit	142,000	221,823
LG Telecom Ltd.	114,800	1,251,991
PT Telekomunikasi Indonesia Tbk Series B	13,740,800	4,320,268
Tata Communications Ltd.	372,400	2,242,906
Telkom SA Ltd.	525,020	2,755,457
		11,777,464
Entertainment - 0.1%
NetEase, Inc. ADR	12,631	3,220,905
Interactive Media & Services - 2.8%
Baidu.com, Inc. sponsored ADR (a)	6,700	699,949
Mail.Ru Group Ltd. GDR (Reg. S) (a)	61,153	1,362,489
Tencent Holdings Ltd.	1,424,500	58,811,242
Yandex NV Series A (a)	63,840	2,368,464
YY, Inc. ADR (a)	12,579	718,890
		63,961,034
Media - 0.1%
ITE Group PLC	1,648,300	1,434,041
Pico Far East Holdings Ltd.	1,772,000	548,877
		1,982,918
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV Series L sponsored ADR	140,110	2,048,408
China Mobile Ltd.	194,000	1,605,270
MTN Group Ltd.	172,724	1,168,175
Safaricom Ltd.	7,612,400	2,070,426
Taiwan Mobile Co. Ltd.	49,000	175,179
		7,067,458

TOTAL COMMUNICATION SERVICES		88,009,779

CONSUMER DISCRETIONARY - 7.7%
Automobiles - 0.2%
Brilliance China Automotive Holdings Ltd.	734,000	776,667
Dongfeng Motor Group Co. Ltd. (H Shares)	194,000	179,761
Guangzhou Automobile Group Co. Ltd. (H Shares)	286,000	287,488
Hyundai Motor Co.	9,961	1,057,527
PT Astra International Tbk	4,157,000	1,956,149
		4,257,592
Diversified Consumer Services - 0.4%
Estacio Participacoes SA	492,300	3,740,101
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	48,666	5,518,724
TAL Education Group ADR (a)	13,845	493,297
		9,752,122
Hotels, Restaurants & Leisure - 0.2%
City Lodge Hotels Ltd.	248,500	1,401,675
Galaxy Entertainment Group Ltd.	14,000	87,619
Huazhu Group Ltd. ADR	9,261	305,891
Sands China Ltd.	43,600	197,388
Shangri-La Asia Ltd.	68,000	70,993
Yum China Holdings, Inc.	56,240	2,554,983
		4,618,549
Household Durables - 0.7%
Haier Smart Home Co. Ltd. (A Shares)	3,666,666	8,151,221
Midea Group Co. Ltd. (A Shares)	1,201,200	8,858,615
		17,009,836
Internet & Direct Marketing Retail - 4.9%
Alibaba Group Holding Ltd. sponsored ADR (a)	253,834	44,428,565
Ctrip.com International Ltd. ADR (a)	164,228	5,317,703
JD.com, Inc. sponsored ADR (a)	273,447	8,340,134
MakeMyTrip Ltd. (a)	52,453	1,204,845
Meituan Dianping Class B	1,060,200	10,032,772
MercadoLibre, Inc. (a)	10,182	6,054,217
Naspers Ltd. Class N	155,996	35,499,357
Pinduoduo, Inc. ADR (a)	77,690	2,545,901
		113,423,494
Leisure Products - 0.0%
Goodbaby International Holdings Ltd. (a)	794,000	151,219
Multiline Retail - 0.1%
Poya International Co. Ltd.	176,000	2,337,079
Specialty Retail - 0.3%
Chow Tai Fook Jewellery Group Ltd.	176,200	149,244
Suning.com Co. Ltd. (A Shares)	86,135	129,260
Zhongsheng Group Holdings Ltd. Class H	1,909,500	5,951,929
		6,230,433
Textiles, Apparel & Luxury Goods - 0.9%
adidas AG	9,499	2,815,635
Anta Sports Products Ltd.	898,000	7,448,946
Best Pacific International Holdings Ltd.	790,000	255,360
China Tower Corp. Ltd. (H Shares) (b)	12,152,000	2,766,393
Li Ning Co. Ltd.	893,500	2,635,184
Regina Miracle International Holdings Ltd. (b)	227,000	145,844
Samsonite International SA (b)	825,655	1,571,252
Shenzhou International Group Holdings Ltd.	250,100	3,393,186
Steinhoff Africa Retail Ltd. (b)	976,528	1,071,244
Stella International Holdings Ltd.	81,500	133,630
		22,236,674

TOTAL CONSUMER DISCRETIONARY		180,016,998

CONSUMER STAPLES - 4.4%
Beverages - 1.7%
China Resources Beer Holdings Co. Ltd.	1,564,000	8,852,978
Compania Cervecerias Unidas SA	231,000	2,621,799
Distell Group Holdings Ltd.	220,300	1,888,026
Fomento Economico Mexicano S.A.B. de CV unit	160,700	1,467,601
Kweichow Moutai Co. Ltd. (A Shares)	119,862	19,126,202
Thai Beverage PCL	6,476,500	4,200,216
		38,156,822
Food & Staples Retailing - 0.7%
Atacadao Distribuicao Comercio e Industria Ltda	1,267,100	6,823,552
C.P. ALL PCL (For. Reg.)	1,644,800	4,517,352
Dairy Farm International Holdings Ltd.	299,000	2,140,840
President Chain Store Corp.	30,000	279,622
Sun Art Retail Group Ltd.	385,000	373,949
Wal-Mart de Mexico SA de CV Series V	1,046,300	2,961,684
		17,096,999
Food Products - 1.5%
Angel Yeast Co. Ltd. (A Shares)	45,700	182,179
China Mengniu Dairy Co. Ltd.	2,876,000	11,377,296
Delfi Ltd.	2,476,700	2,141,625
Gruma S.A.B. de CV Series B	187,225	1,743,753
Inner Mongoli Yili Industries Co. Ltd.:
(A Shares)	102,000	408,325
(A Shares)	1,676,367	6,710,809
Tata Global Beverages Ltd.	734,100	2,861,277
Unified-President Enterprises Corp.	2,748,000	6,719,127
Vietnam Dairy Products Corp.	501,300	2,659,359
		34,803,750
Household Products - 0.1%
Vinda International Holdings Ltd.	1,523,000	2,669,107
Personal Products - 0.3%
AMOREPACIFIC Group, Inc.	64,860	3,161,654
Natura Cosmeticos SA	265,300	4,227,118
		7,388,772
Tobacco - 0.1%
Philip Morris International, Inc.	32,500	2,342,925

TOTAL CONSUMER STAPLES		102,458,375

ENERGY - 2.6%
Energy Equipment & Services - 0.0%
China Oilfield Services Ltd. (H Shares)	394,000	486,302
SPT Energy Group, Inc. (a)	166,000	14,364
		500,666
Oil, Gas & Consumable Fuels - 2.6%
China Petroleum & Chemical Corp. (H Shares)	9,860,000	5,751,687
China Shenhua Energy Co. Ltd. (H Shares)	300,500	589,684
CNOOC Ltd.	3,452,000	5,113,849
CNOOC Ltd. sponsored ADR	20,382	3,021,428
Gazprom OAO	537,846	1,871,053
Gazprom OAO sponsored ADR (Reg. S)	155,447	1,072,584
Lukoil PJSC	69,682	5,625,227
Lukoil PJSC sponsored ADR (c)	77,232	6,204,819
NOVATEK OAO GDR (Reg. S)	34,020	6,596,478
Oil Search Ltd. ADR	755,179	3,376,940
PetroChina Co. Ltd. (H Shares)	1,038,000	510,917
Petroleo Brasileiro SA - Petrobras (ON)	501,400	3,422,984
Pilipinas Shell Petroleum Corp.	3,090,300	1,861,055
Reliance Industries Ltd.	543,000	9,488,232
S-Oil Corp.	18,600	1,486,021
Tupras Turkiye Petrol Rafinerileri A/S	48,620	1,051,424
Ultrapar Participacoes SA	656,300	2,602,378
		59,646,760

TOTAL ENERGY		60,147,426

FINANCIALS - 11.5%
Banks - 7.5%
Axis Bank Ltd.	514,800	4,783,224
Banco de Chile	44,355,100	6,318,881
Banco del Bajio SA (b)	798,400	1,334,551
Banco do Brasil SA	57,600	643,184
Bancolombia SA sponsored ADR	16,190	806,262
Bank of China Ltd. (H Shares)	4,780,000	1,827,739
Bank Polska Kasa Opieki SA	86,136	2,106,203
Barclays Africa Group Ltd.	226,019	2,290,028
BOC Hong Kong (Holdings) Ltd.	61,500	206,838
Capitec Bank Holdings Ltd.	47,057	3,396,635
China Construction Bank Corp. (H Shares)	9,887,000	7,347,175
China Merchants Bank Co. Ltd. (H Shares)	1,683,500	7,637,977
Credicorp Ltd.	9,700	1,972,495
Credicorp Ltd. (United States)	10,670	2,209,970
E.SUN Financial Holdings Co. Ltd.	3,719,778	2,998,097
Grupo Financiero Banorte S.A.B. de CV Series O	2,349,345	12,639,093
Guaranty Trust Bank PLC	36,435,900	2,745,844
Guaranty Trust Bank PLC GDR (Reg. S)	133,877	495,345
Hang Seng Bank Ltd.	8,600	179,147
HDFC Bank Ltd.	100,700	3,146,132
HDFC Bank Ltd. sponsored ADR	187,746	20,239,019
ICICI Bank Ltd.	708,000	4,046,598
Industrial & Commercial Bank of China Ltd. (H Shares)	24,230,000	15,280,817
Kasikornbank PCL (For. Reg.)	994,600	5,203,073
KB Financial Group, Inc.	191,440	6,259,530
King's Town Bank	726,000	712,605
Mega Financial Holding Co. Ltd.	659,000	604,770
National Bank of Abu Dhabi PJSC	898,064	3,730,982
OTP Bank PLC	86,297	3,438,799
PT Bank Central Asia Tbk	4,712,200	10,131,977
PT Bank Mandiri (Persero) Tbk	10,203,500	5,215,042
PT Bank Rakyat Indonesia Tbk	5,018,500	1,510,680
Qatar National Bank SAQ (a)	282,430	1,485,147
Regional S.A.B. de CV	83,700	379,169
Sberbank of Russia	4,383,073	14,733,562
Sberbank of Russia sponsored ADR	357,149	4,894,727
Shinhan Financial Group Co. Ltd.	201,132	6,775,137
State Bank of India (a)	1,031,300	3,952,549
TCS Group Holding PLC unit	63,602	1,182,997
		174,862,000
Capital Markets - 0.6%
BM&F BOVESPA SA	883,300	9,556,107
BTG Pactual Participations Ltd. unit	111,000	1,570,244
CITIC Securities Co. Ltd. (H Shares)	184,000	328,193
Hong Kong Exchanges and Clearing Ltd.	6,100	186,165
Huatai Securities Co. Ltd. (H Shares) (b)(c)	236,400	343,531
Noah Holdings Ltd. sponsored ADR (a)(c)	26,327	789,810
		12,774,050
Consumer Finance - 0.2%
Cholamandalam Investment and Finance Co. Ltd.	750,800	2,823,394
Network International Holdings PLC (b)	181,800	1,329,498
		4,152,892
Diversified Financial Services - 0.4%
Chailease Holding Co. Ltd.	1,398,910	5,559,381
Far East Horizon Ltd.	3,123,000	2,788,319
Prosegur Cash SA (b)	628,200	977,639
Remgro Ltd.	62,847	711,427
		10,036,766
Insurance - 2.4%
AIA Group Ltd.	2,071,200	20,042,502
China Life Insurance Co. Ltd. (H Shares)	3,308,000	7,732,171
China Pacific Insurance (Group) Co. Ltd. (H Shares)	818,000	3,265,103
Discovery Ltd.	12,574	95,469
Fubon Financial Holding Co. Ltd.	246,000	342,757
Hapvida Participacoes e Investimentos SA (b)	104,800	1,308,671
HDFC Standard Life Insurance Co. Ltd. (b)	85,584	667,336
Hyundai Fire & Marine Insurance Co. Ltd.	137,105	2,707,302
ICICI Lombard General Insurance Co. Ltd. (b)	68,136	1,199,410
IRB Brasil Resseguros SA	355,600	9,317,218
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	843,000	9,671,749
		56,349,688
Thrifts & Mortgage Finance - 0.4%
Housing Development Finance Corp. Ltd.	308,500	9,353,699

TOTAL FINANCIALS		267,529,095

HEALTH CARE - 0.9%
Biotechnology - 0.0%
Wuxi Biologics (Cayman), Inc. (a)(b)	38,500	404,075
Health Care Providers & Services - 0.2%
Aier Eye Hospital Group Co. Ltd. (A Shares)	49,830	235,197
Aster DM Healthcare Ltd. (a)(b)	109,454	180,986
Notre Dame Intermedica Participacoes SA	167,900	2,273,806
Sinopharm Group Co. Ltd. (H Shares)	284,800	1,027,848
		3,717,837
Life Sciences Tools & Services - 0.2%
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)	544,585	4,641,695
WuXi AppTec Co. Ltd. (H Shares) (b)	27,200	304,421
		4,946,116
Pharmaceuticals - 0.5%
China Resources Pharmaceutical Group Ltd. (b)	2,578,500	2,657,806
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)	311,854	1,286,755
CSPC Pharmaceutical Group Ltd.	2,648,000	5,276,030
CStone Pharmaceuticals Co. Ltd. (a)(b)	832,000	1,220,987
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	29,280	327,502
Lijun International Pharmaceutical Holding Ltd.	304,000	268,079
Sino Biopharmaceutical Ltd.	271,000	401,533
		11,438,692

TOTAL HEALTH CARE		20,506,720

INDUSTRIALS - 3.2%
Aerospace & Defense - 0.3%
Elbit Systems Ltd.	1,300	201,526
Elbit Systems Ltd. (Israel)	40,765	6,289,638
		6,491,164
Airlines - 0.4%
Azul SA sponsored ADR (a)	52,434	1,841,482
Copa Holdings SA Class A	65,583	6,766,854
		8,608,336
Construction & Engineering - 0.3%
Larsen & Toubro Ltd.	327,300	6,084,226
Sinopec Engineering Group Co. Ltd. (H Shares)	301,000	196,275
		6,280,501
Electrical Equipment - 0.2%
BizLink Holding, Inc.	311,000	2,139,316
Voltronic Power Technology Corp.	151,000	3,398,078
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	119,900	475,980
		6,013,374
Industrial Conglomerates - 0.1%
Ayala Corp.	158,600	2,813,675
CK Hutchison Holdings Ltd.	53,500	465,066
Quinenco SA	216,400	550,297
		3,829,038
Machinery - 0.8%
Airtac International Group	488,000	5,039,198
Estun Automation Co. Ltd. (A Shares) (d)	103,846	132,913
HIWIN Technologies Corp.	349,180	2,836,642
Shenzhen Inovance Technology Co. Ltd. (A Shares)	1,758,600	5,656,574
Techtronic Industries Co. Ltd.	392,000	2,703,908
TK Group Holdings Ltd.	3,026,000	1,364,775
Weichai Power Co. Ltd. (H Shares)	123,000	187,699
Zoomlion Heavy Industry Science and Technology Co. Ltd. (H Shares)	249,000	150,141
		18,071,850
Marine - 0.2%
Evergreen Marine Corp. (Taiwan)	301,000	123,463
SITC International Holdings Co. Ltd.	3,585,000	3,711,419
		3,834,882
Professional Services - 0.3%
51job, Inc. sponsored ADR (a)	5,700	410,001
Centre Testing International Group Co. Ltd. (A Shares)	1,999,500	3,419,668
Sporton International, Inc.	499,000	3,480,321
		7,309,990
Road & Rail - 0.4%
Localiza Rent A Car SA	442,800	5,030,020
MTR Corp. Ltd.	9,000	52,081
Rumo SA (a)	808,900	4,316,998
		9,399,099
Transportation Infrastructure - 0.2%
Cosco Shipping International Hk Co. Ltd.	116,000	33,699
Grupo Aeroportuario Norte S.A.B. de CV	556,600	3,270,197
Shanghai International Airport Co. Ltd. (A Shares)	174,711	2,051,819
		5,355,715

TOTAL INDUSTRIALS		75,193,949

INFORMATION TECHNOLOGY - 7.7%
Communications Equipment - 0.0%
Hytera Communications Corp. Ltd. (A Shares)	81,200	103,588
Shenzhen Sunway Communication Co. Ltd. (A Shares)	26,800	119,081
Xiaomi Corp. Class B (a)(b)	144,600	156,764
		379,433
Electronic Equipment & Components - 0.8%
AVIC Jonhon OptronicTechnology Co. Ltd.	569,150	3,447,442
Chaozhou Three-Circle Group Co. (A Shares)	31,400	86,476
China Railway Signal & Communications Corp. (H Shares) (b)	175,000	104,693
Chroma ATE, Inc.	293,000	1,421,604
Hangzhou Hikvision Digital Technology Co. Ltd. (A Shares)	76,900	332,236
Hollysys Automation Technologies Ltd.	5,413	84,713
Hon Hai Precision Industry Co. Ltd. (Foxconn)	74,000	175,268
Largan Precision Co. Ltd.	21,000	2,607,572
Samsung SDI Co. Ltd.	26,400	5,442,017
Sunny Optical Technology Group Co. Ltd.	203,400	2,800,123
Unimicron Technology Corp.	1,978,000	2,465,555
		18,967,699
IT Services - 1.0%
Cognizant Technology Solutions Corp. Class A	39,661	2,434,789
Infosys Ltd.	204,500	2,332,757
Infosys Ltd. sponsored ADR	1,200,740	13,796,503
PagSeguro Digital Ltd. (a)	90,700	4,531,372
		23,095,421
Semiconductors & Semiconductor Equipment - 3.7%
ASM Pacific Technology Ltd.	132,700	1,516,449
MediaTek, Inc.	349,000	4,094,021
Nanya Technology Corp.	37,000	83,146
Realtek Semiconductor Corp.	507,000	3,479,475
Semiconductor Manufacturing International Corp. (a)(c)	191,500	210,000
SK Hynix, Inc.	195,500	12,501,818
Taiwan Semiconductor Manufacturing Co. Ltd.	4,876,000	40,169,156
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	565,175	24,093,410
		86,147,475
Software - 0.1%
Bilibili, Inc. ADR (a)(c)	13,943	195,899
Cyient Ltd.	10,200	60,098
Globant SA (a)	12,700	1,205,611
Kingdee International Software Group Co. Ltd.	1,114,000	1,004,969
Kingsoft Corp. Ltd. (a)	170,000	312,474
Zensar Technologies Ltd.	14,703	45,259
		2,824,310
Technology Hardware, Storage & Peripherals - 2.1%
Lenovo Group Ltd.	610,000	400,146
Samsung Electronics Co. Ltd.	1,130,725	41,105,043
Samsung Electronics Co. Ltd. GDR	6,469	5,912,666
		47,417,855

TOTAL INFORMATION TECHNOLOGY		178,832,193

MATERIALS - 2.5%
Chemicals - 0.6%
Aarti Industries Ltd.	97,600	2,173,882
LG Chemical Ltd.	19,000	5,188,126
PhosAgro OJSC GDR (Reg. S)	108,175	1,397,621
Scientex Bhd	681,200	1,350,900
Sinofert Holdings Ltd.	1,322,000	144,771
SKSHU Paint Co. Ltd. (A Shares)	5,297	44,852
Solar Industries India Ltd. (a)	204,100	3,172,344
		13,472,496
Construction Materials - 0.4%
Anhui Conch Cement Co. Ltd.:
(A Shares)	55,000	303,020
(H Shares)	24,000	134,720
JK Cement Ltd.	109,838	1,582,093
Shree Cement Ltd.	5,423	1,409,678
Siam Cement PCL (For. Reg.)	540,800	7,355,658
		10,785,169
Containers & Packaging - 0.0%
Greatview Aseptic Pack Co. Ltd.	2,724,000	1,498,845
Metals & Mining - 1.3%
Alrosa Co. Ltd.	2,524,160	2,809,835
Aluminum Corp. of China Ltd. (H Shares) (a)	384,000	112,262
AngloGold Ashanti Ltd.	266,391	6,054,840
China Molybdenum Co. Ltd. (H Shares)	579,000	156,744
Compania de Minas Buenaventura SA sponsored ADR	438,720	6,686,093
Evraz PLC	68,014	410,735
Grupo Mexico SA de CV Series B	1,624,191	3,740,871
Impala Platinum Holdings Ltd. (a)	652,989	3,721,526
MMG Ltd. (a)	2,984,000	613,587
Novolipetsk Steel OJSC GDR (Reg. S)	30,825	684,932
POSCO	12,500	2,181,670
Severstal PAO	24,630	370,244
Vale SA	85,100	936,490
Vale SA sponsored ADR	74,600	820,600
Zijin Mining Group Co. Ltd. (H Shares)	656,000	245,138
		29,545,567
Paper & Forest Products - 0.2%
Suzano Papel e Celulose SA	554,900	3,896,762

TOTAL MATERIALS		59,198,839

REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Link (REIT)	67,000	751,092
Real Estate Management & Development - 0.7%
Ayala Land, Inc.	11,147,400	10,112,620
Cheung Kong Property Holdings Ltd.	76,000	514,698
China Overseas Land and Investment Ltd.	530,000	1,671,899
China Resources Land Ltd.	132,000	535,151
China Vanke Co. Ltd. (H Shares)	87,700	302,243
Longfor Properties Co. Ltd. (b)	943,000	3,353,280
Wharf Real Estate Investment Co. Ltd.	21,000	113,455
		16,603,346

TOTAL REAL ESTATE		17,354,438

UTILITIES - 0.7%
Electric Utilities - 0.3%
Cheung Kong Infrastructure Holdings Ltd.	66,000	444,313
Equatorial Energia SA	123,700	2,860,843
Indian Energy Exchange Ltd. (a)(b)	1,095,500	2,063,654
Korea Electric Power Corp. (a)	93,889	1,985,289
		7,354,099
Gas Utilities - 0.3%
China Gas Holdings Ltd.	674,400	2,780,027
China Resource Gas Group Ltd.	90,000	444,118
Hong Kong & China Gas Co. Ltd.	50,000	96,421
Indraprastha Gas Ltd. (a)	754,200	3,542,850
Kunlun Energy Co. Ltd.	122,000	106,057
		6,969,473
Independent Power and Renewable Electricity Producers - 0.1%
China Resources Power Holdings Co. Ltd.	78,000	102,895
Huaneng Renewables Corp. Ltd. (H Shares)	520,000	143,921
NTPC Ltd.	895,603	1,524,780
		1,771,596
Water Utilities - 0.0%
SIIC Environment Holdings Ltd.	520,000	86,753

TOTAL UTILITIES		16,181,921

TOTAL COMMON STOCKS
(Cost $1,023,966,082)		1,065,429,733

Nonconvertible Preferred Stocks - 1.0%
COMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Telefonica Brasil SA	78,800	1,021,298
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Petroleo Brasileiro SA - Petrobras sponsored ADR	370,366	5,018,459
FINANCIALS - 0.7%
Banks - 0.7%
Banco Bradesco SA (PN)	637,320	5,071,165
Itau Unibanco Holding SA	625,009	5,122,629
Itausa-Investimentos Itau SA (PN)	200,400	594,764
Sberbank of Russia	1,963,773	5,737,067
		16,525,625
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $23,270,115)		22,565,382

Equity Funds - 46.0%
Diversified Emerging Markets Funds - 46.0%
Fidelity Emerging Markets Fund (e)	9,369,686	293,739,662
Fidelity SAI Emerging Markets Index Fund (e)	49,759,464	643,887,462
Fidelity SAI Emerging Markets Low Volatility Index Fund (e)	12,505,023	122,424,175
iShares MSCI India ETF	313,600	10,091,648
TOTAL EQUITY FUNDS
(Cost $1,052,319,507)		1,070,142,947
	Principal Amount	Value

U.S. Treasury Obligations - 0.5%
U.S. Treasury Bills, yield at date of purchase 1.85% to 2.29% 9/5/19 to 11/14/19 (f)
(Cost $11,870,097)	11,900,000	11,872,111
	Shares

Money Market Funds - 6.5%
Fidelity Cash Central Fund 2.13% (g)	19,379,508	19,383,384
Fidelity Securities Lending Cash Central Fund 2.13% (g)(h)	4,547,899	4,548,353
Invesco Government & Agency Portfolio Institutional Class 2.02% (i)	126,650,907	126,650,907
TOTAL MONEY MARKET FUNDS
(Cost $150,562,501)		150,582,644
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $2,261,988,302)		2,320,592,817
NET OTHER ASSETS (LIABILITIES) - 0.2%		5,285,575
NET ASSETS - 100%		$2,325,878,392

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	2,448	Sept. 2019	$120,441,600	$1,531,858	$1,531,858

The notional amount of futures purchased as a percentage of Net Assets is 5.2%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $23,162,035 or 1.0% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Level 3 security

 (e) Affiliated Fund

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,303,511.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

 (i) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$144,952
Fidelity Securities Lending Cash Central Fund	3,756
Total	$148,708

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Emerging Markets Fund	$282,308,645	$--	$--	$--	$--	$11,431,017	$293,739,662
Fidelity SAI Emerging Markets Index Fund	539,214,411	105,774,665	--	--	--	(1,101,614)	643,887,462
Fidelity SAI Emerging Markets Low Volatility Index Fund	84,223,808	38,999,998	--	--	--	(799,631)	122,424,175
Total	$905,746,864	$144,774,663	$--	$--	$--	$9,529,772	$1,060,051,299

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.